SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments
c)    Reportable Segment Measures

AS AT AND FOR THE YEAR ENDED DEC. 31, 2024 (MILLIONS)	Asset Management	Wealth Solutions[2,3]	Renewable Power and Transition	Infrastructure	Private Equity[3]	Real Estate	Corporate Activities	Total Segments	Note
External revenues	$10,043	n/a	$6,485	$21,525	$41,321	$6,156	$476	$86,006
Inter-segment and other revenues[1]	4,577	n/a	4	5	80	62	(176)	4,552	i
Segmented revenues	14,620	n/a	6,489	21,530	41,401	6,218	300	90,558
DE	3,094	1,350	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	470	567	951	n/a	271	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	3,397	n/a	n/a	ii
Common Equity	17,338	10,872	4,485	2,202	1,879	23,085	(17,987)	41,874
1.We equity account for our investment in Oaktree and include our share of the FFO at 73%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2024, $1.9 billion of Oaktree’s revenue was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated external or inter-segment revenues.
3.In the fourth quarter of 2024, our Wealth Solutions business acquired a $1 billion economic interest in BBU from the Corporation in exchange for newly-issued BWS Class C shares. On a combined basis with our Wealth Solutions business, we hold a 66% ownership interest in BBU, 41% being directly held by the Corporation.

AS AT AND FOR THE YEAR ENDED DEC. 31, 2023 (MILLIONS)	Asset Management	Wealth Solutions[2]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Segments	Note
External revenues	$10,219	n/a	$5,310	$18,234	$55,683	$6,169	$309	$95,924
Inter-segment and other revenues[1]	4,820	n/a	—	6	56	35	32	4,949	i
Segmented revenues	15,039	n/a	5,310	18,240	55,739	6,204	341	100,873
DE	3,135	740	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	418	653	1,876	n/a	(463)	n/a	ii
NOI[3]	n/a	n/a	n/a	n/a	n/a	3,490	n/a	n/a	ii
Common Equity	19,484	6,144	4,887	2,537	3,291	22,413	(17,082)	41,674
1.We equity account for our investment in Oaktree and include our share of the FFO at 68%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For year ended December 31, 2023, $1.7 billion of Oaktree’s revenue was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated external or inter-segment revenues.
3.For comparability, we have excluded property management and development fees of $126 million for the year ended December 31, 2023 as they are no longer recognized in NOI.